Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The components of accumulated other comprehensive income is as follows:

	December 31,
(In thousands of U.S. dollars)	2013	2014

Foreign currency translation	10,815	(7,225)
Unrealized gain (loss) on marketable secuirities		(198)

Total	10,815	(7,423)